Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
The Company's approximate interest in the outstanding stock of the more significant associates

		December 31,
	Country	2012	2011
Al-Futtaim Willis Co. L.L.C.	Dubai	49%	49%
GS & Cie Groupe	France	30%	30%

Condensed financial information for associates

	2012	2011	2010
	(millions)
Condensed statements of operations data (i):
Total revenues	$497	$527	$510
(Loss) income before income taxes	(17)	5	61
Net (loss) income	(14)	(2)	43
Condensed balance sheets data (i):
Total assets	1,670	1,882	2,043
Total liabilities	1,559	1,736	1,825
Stockholders’ equity	111	146	218

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(i)	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2012.